Schedule of Name of Relationship with Related Parties (Details) - TALENTEC SDN. BHD. [Member]	12 Months Ended
Jul. 31, 2025
HOSAYSAN [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party relationship, description	Shareholder and director of the Group
CHOOYEOW [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party relationship, description	Shareholder and director of the Group
The Sire Group Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party relationship, description	Controlled by Mr. Seow, who was a shareholder of the Group before December 23, 2024 [1]

[1]	Mr. Seow, the significant shareholder of the Group, sold all of his shares in TalenTec in December 2024 and all of his shares in The Sire Group Ltd. Subsequently, The Sire Group Ltd. is no longer deemed a related party of the Group.